Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options exercisable	57,710,802	[1]	60,158,853	62,801,038
Options exercisable Weighted-Average Exercise Price	$ 33.95	[1]	$ 35.21	$ 37.93

[1]	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.